Taxes (Details) - Schedule of Taxes Payable - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 953,222	$ 1,054,177
Value added tax payable	10,046	54,296
Other taxes payable	6,327	11,128
Total	$ 969,595	$ 1,119,601